Intangible Assets - Impairment tests for goodwill (Details) - Goodwill - GBP (£)	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit
Financial budget period	5 years
Terminal growth rate used to extrapolate cashflows (as a percent)	2.50%	2.50%
Pre-tax discount rate (as a percent)	7.80%	8.60%
Percentage of increase in discount rate for sensitivity analysis	1.00%
Impairment loss	£ 0